Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Fixed rate time deposits with maturities greater than three months	$ 142,128	894,540